Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent Events
12.	Subsequent Events

(a)
First Supplemental Agreement to the Nordea Loan Agreement: On July 7, 2026, the Company entered into a supplemental loan agreement with Nordea, pursuant to which the maturity date of the existing facility (Note 7) was extended to July 2030, the quarterly principal instalments were reduced, and the applicable margin was reduced. Except as amended by the supplemental loan agreement, all other terms and conditions of the loan agreement remained unchanged.

(b)
Conclusion of Sale of Vessel with Delivery to its New Owners: On July 15, 2026, the Company’s vessel “P. Sophia” was delivered to its new owners in accordance with the terms of the previously executed Memorandum of Agreement (Note 6). Upon delivery, the Company received from the buyers the agreed sale proceeds.

(c)
Partial Prepayment of the Alpha Bank Loan Agreement: On July 24, 2026, along with the scheduled installment payments of $1,050 on the Alpha Bank loan, the Company additionally made a prepayment of $12,775 to the lenders, including the portion  in connection with the upcoming sale of the vessel “P. Aliki” (Notes 6 and 7).